Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10 – SHAREHOLDERS’ EQUITY

A.	General

Effective November 23, 2022, the Company effected a 1-for-20 reverse share split. Share and per-share amounts prior to November 23, 2022 have been retroactively adjusted. See Note 1(A)(11).

B.	Ordinary shares

1.	Ordinary shares confer upon their holders the right to receive dividends, to participate in liquidation distributions, and one vote per share at shareholder meetings.

2.	Changes in ordinary share capital: The Company has conducted multiple offerings from 2015 through 2022, including its IPO (February 2015), warrant exercises, and registered direct offerings. As of December 31, 2024, 5,850,906 ordinary shares were issued and outstanding. On September 4, 2025, the Company issued 1,169,596 ordinary shares in connection with the Ghost Kitchens ARA arrangement, resulting in 7,020,502 shares issued and outstanding as of December 31, 2025.

CLA Warrants to purchase 370 ordinary shares remain outstanding. Private Placement Warrants to purchase 84,626 ordinary shares remain outstanding.